Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans

NOTE 12: EMPLOYEE BENEFIT PLANS

PG&E Corporation and the Utility provide a non-contributory defined benefit pension plan for eligible employees and retirees (referred to collectively as "pension benefits"), contributory postretirement medical plans for eligible employees and retirees and their eligible dependents, and non-contributory postretirement life insurance plans for eligible employees and retirees (referred to collectively as "other benefits"). PG&E Corporation and the Utility have elected that certain of the trusts underlying these plans be treated under the Code as qualified trusts. If certain conditions are met, PG&E Corporation and the Utility can deduct payments made to the qualified trusts, subject to certain Code limitations. PG&E Corporation and the Utility use a December 31 measurement date for all plans.

PG&E Corporation's and the Utility's funding policy is to contribute tax-deductible amounts, consistent with applicable regulatory decisions and federal minimum funding requirements. Based upon current assumptions and available information, the Utility has not identified any minimum funding requirements related to its pension plans.

Change in Plan Assets, Benefit Obligations, and Funded Status

The following tables show the reconciliation of changes in plan assets, benefit obligations, and the plans' aggregate funded status for pension benefits and other benefits for PG&E Corporation during 2011 and 2010:

Pension Benefits

(in millions)	2011	2010
Change in plan assets:
Fair value of plan assets at January 1	$10,250	$9,330
Actual return on plan assets	1,016	1,235
Company contributions	230	162
Benefits and expenses paid	(503)	(477)

Fair value of plan assets at December 31	$10,993	$10,250

Change in benefit obligation:
Projected benefit obligation at January 1	$12,071	$10,766
Service cost for benefits earned	320	253
Interest cost	660	645
Actuarial loss	1,450	856
Plan amendments	—	(1)
Transitional costs	2	4
Benefits paid	(503)	(452)

Projected benefit obligation at December 31 (1)	$14,000	$12,071

Funded status:
Current liability	$(5)	$(5)
Noncurrent liability	(3,002)	(1,816)

Accrued benefit cost at December 31	$(3,007)	$(1,821)

(1) PG&E Corporation's accumulated benefit obligation was $12,285 million and $10,653 million at December 31, 2011 and 2010, respectively.

Other Benefits

(in millions)	2011	2010
Change in plan assets:
Fair value of plan assets at January 1	$1,337	$1,169
Actual return on plan assets	95	147
Company contributions	137	94
Plan participant contribution	52	49
Benefits and expenses paid	(130)	(122)

Fair value of plan assets at December 31	$1,491	$1,337

Change in benefit obligation:
Benefit obligation at January 1	$1,755	$1,511
Service cost for benefits earned	42	36
Interest cost	91	88
Actuarial loss	63	52
Plan amendments	—	128
Transitional costs	—	1
Benefits paid	(130)	(113)
Federal subsidy on benefits paid	12	3
Plan participant contributions	52	49

Benefit obligation at December 31	$1,885	$1,755

Funded status:
Noncurrent liability	$(394)	$(418)

Accrued benefit cost at December 31	$(394)	$(418)

There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

On February 16, 2010, the Utility amended its contributory postretirement medical plans for retirees to provide for additional employer contributions towards retiree premiums. The plan amendment was accounted for as a plan modification that required re-measurement of the accumulated benefit obligation, plan assets, and periodic benefit costs. The inputs and assumptions used in re-measurement did not change significantly from December 31, 2009 and did not have a material impact on the funded status of the plans. The re-measurement of the accumulated benefit obligation and plan assets resulted in an increase to other postretirement benefits and a decrease to other comprehensive income of $148 million. The impact to net periodic benefit cost was not material.

Components of Net Periodic Benefit Cost

Net periodic benefit cost as reflected in PG&E Corporation's Consolidated Statements of Income for the year ended December 31, 2011, 2010, and 2009 is as follows:

Pension Benefits

(in millions)	2011	2010	2009
Service cost for benefits earned	$320	$279	$259
Interest cost	660	645	624
Expected return on plan assets	(669)	(624)	(579)
Amortization of prior service cost	34	53	53
Amortization of unrecognized loss	50	44	101

Net periodic benefit cost	395	397	458

Less: transfer to regulatory account (1)	(139)	(233)	(294)

Total	$256	$164	$164

(1) The Utility recorded $139 million, $233 million, and $295 million for the years ended December 31, 2011, 2010, and 2009, respectively, to a regulatory account as the amounts are probable of recovery from customers in future rates.

Other Benefits

	0000000000	0000000000	0000000000
(in millions)	2011	2010	2009
Service cost for benefits earned	$ 42	$ 36	$ 30
Interest cost	91	88	87
Expected return on plan assets	(82)	(74)	(68)
Amortization of transition obligation	26	26	26
Amortization of prior service cost	27	25	16
Amortization of unrecognized loss (gain)	4	3	3

Net periodic benefit cost	$ 108	$ 104	$ 94

There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Components of Accumulated Other Comprehensive Income

PG&E Corporation and the Utility record the net periodic benefit cost for pension benefits and other benefits as a component of accumulated other comprehensive income, net of tax. Net periodic benefit cost is composed of unrecognized prior service costs, unrecognized gains and losses, and unrecognized net transition obligations as components of accumulated other comprehensive income, net of tax. (See Note 2 above.)

Regulatory adjustments are recorded in the Consolidated Statements of Income and Consolidated Balance Sheets to reflect the difference between pension expense or income calculated in accordance with GAAP for accounting purposes and pension expense or income for ratemaking, which is based on a funding approach. A regulatory adjustment is also recorded for the amounts that would otherwise be charged to accumulated other comprehensive income for the pension benefits related to the Utility's defined benefit pension plan. The Utility would record a regulatory liability for a portion of the credit balance in accumulated other comprehensive income, should the other benefits be in an overfunded position. However, this recovery mechanism does not allow the Utility to record a regulatory asset for an underfunded position related to other benefits. Therefore, the charge remains in accumulated other comprehensive income (loss) for other benefits.

The estimated amounts that will be amortized into net periodic benefit cost for PG&E Corporation in 2012 are as follows:

Pension Benefits

0000000000
(in millions)
Unrecognized prior service cost	$ 19
Unrecognized net loss	125

Total	$ 144

Other Benefits

000000000
(in millions)
Unrecognized prior service cost	$ 25
Unrecognized net loss	6
Unrecognized net transition obligation	24

Total	$ 55

There were no material differences between the estimated amounts that will be amortized into net period benefit costs for PG&E Corporation and the Utility.

Valuation Assumptions

The following actuarial assumptions were used in determining the projected benefit obligations and the net periodic cost. The following weighted average year-end assumptions were used in determining the plans' projected benefit obligations and net benefit cost.

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
	Pension Benefits			Other Benefits
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
Discount rate	4.66%	5.42%	5.97%	4.41–4.77%	5.11–5.56%	5.66–6.09%
Average rate of future compensation increases	5.00%	5.00%	5.00%	-	-	-
Expected return on plan assets	5.50%	6.60%	6.80%	4.40–5.50%	5.20–6.60%	5.80–6.90%

The assumed health care cost trend rate as of December 31, 2011 is 8%, decreasing gradually to an ultimate trend rate in 2018 and beyond of approximately 5%. A one-percentage-point change in assumed health care cost trend rate would have the following effects:

(in millions)	One- Percentage- Point Increase	One- Percentage- Point Decrease
Effect on postretirement benefit obligation	$ 95	$ (98)
Effect on service and interest cost	7	(8)

Expected rates of return on plan assets were developed by determining projected stock and bond returns and then applying these returns to the target asset allocations of the employee benefit plan trusts, resulting in a weighted average rate of return on plan assets. Returns on fixed-income debt investments were projected based on real maturity and credit spreads added to a long-term inflation rate. Returns on equity investments were estimated based on estimates of dividend yield and real earnings growth added to a long-term inflation rate. For the pension plan, the assumed return of 5.5% compares to a ten-year actual return of 7.6%. The rate used to discount pension benefits and other benefits was based on a yield curve developed from market data of over approximately 530 Aa-grade non-callable bonds at December 31, 2011. This yield curve has discount rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other benefit obligations were matched to the corresponding rates on the yield curve to derive a weighted average discount rate.

The difference between actual and expected return on plan assets is included in unrecognized gain (loss), and is considered in the determination of future net periodic benefit income (cost). The actual return on plan assets in 2010 was in line with the expectations. The actual return on plan assets in 2011 exceeded expectations due to a higher than expected return on fixed-income debt investments.

Investment Policies and Strategies

The financial position of PG&E Corporation's and the Utility's funded employee benefit plans is driven by the relationship between plan assets and liabilities. As noted above, the funded status is the difference between the fair value of plan assets and projected benefit obligations. Volatility in funded status occurs when asset values change differently from liability values and can result in fluctuations in costs for financial reporting, as well as the amount of minimum contributions required under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). PG&E Corporation's and the Utility's investment policies and strategies are designed to increase the ratio of trust assets to plan liabilities at an acceptable level of funded status volatility.

Interest rate, credit, and equity risk are the key determinants of PG&E Corporation's and the Utility's funded status volatility. In addition to affecting the trust's fixed-income portfolio market values, interest rate changes also influence liability valuations as discount rates move with current bond yields. To manage this risk, PG&E Corporation's and the Utility's trusts hold significant allocations to fixed-income investments that include U.S. government securities, corporate securities, interest rate swaps, and other fixed-income securities. Although they contribute to funded status volatility, equity investments are held to reduce long-term funding costs due to their higher expected return. The equity investment allocation is implemented through portfolios that include common stock and commingled funds across multiple industry sectors. Private real estate, real assets, and absolute return investments, which include hedge fund portfolios, are held to diversify the plan's holdings in equity and fixed-income investments by exhibiting returns with low correlation to the direction of these markets.

Over the last three years, target allocations for equity investments have generally declined in favor of longer-maturity fixed-income investments and real assets as a means of dampening future funded status volatility. Historically, the equity investment allocation was implemented through diversified U.S. equity, non-U.S. equity, and global portfolios. In 2011, the equity allocation began transitioning to a combined global allocation. In 2012, the U.S. equity and non-U.S. equity allocations will be eliminated.

PG&E Corporation and the Utility apply a risk management framework for managing the risks associated with employee benefit plan trust assets. The guiding principles of this risk management framework are the clear articulation of roles and responsibilities, appropriate delegation of authority, and proper accountability and documentation. Trust investment policies and investment manager guidelines include provisions to ensure prudent diversification, manage risk through appropriate use of physical direct asset holdings and derivative securities, and identify permitted and prohibited investments.

The target asset allocation percentages for major categories of trust assets for pension and other benefit plans at December 31, 2012, 2011, and 2010 are as follows:

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
Global equity securities	35%	5%	5%	38%	3%	3%
U.S. equity securities	-%	26%	26%	-%	28%	26%
Non-U.S. equity securities	-%	14%	14%	-%	15%	13%
Absolute return	5%	5%	5%	4%	4%	3%
Private real estate securities	5%	-%	-%	4%	-%	-%
Real assets	5%	-%	-%	4%	-%	-%
Extended fixed-income securities	3%	-%	-%	-%	-%	-%
Fixed-income securities	47%	50%	50%	50%	50%	54%
Cash equivalents	-%	-%	-%	-%	-%	1%

Total	100%	100%	100%	100%	100%	100%

Fair Value Measurements

The following tables present the fair value of plan assets for pension and other benefits plans by major asset category at December 31, 2011 and 2010.

	000000	000000	000000	000000	000000	000000	000000	000000
	Fair Value Measurements
	At December 31,
	2011				2010
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Pension Benefits:
U.S. equity securities	$ 244	$ 2,161	$ -	$ 2,405	$ 328	$ 2,482	$ -	$ 2,810
Non-U.S. equity securities	220	1,363	-	1,583	356	1,111	-	1,467
Global equity securities	-	197	-	197	177	360	-	537
Absolute return	-	-	487	487	-	-	494	494
Real assets	326	-	-	326	-	-	-	-
Fixed-income securities:
U.S. government	1,411	115	-	1,526	790	233	-	1,023
Corporate	2	3,083	650	3,735	6	2,724	549	3,279
Other	1	745	-	746	52	393	120	565
Cash equivalents	-	-	-	-	20	-	-	20

Total	$ 2,204	$ 7,664	$ 1,137	$ 11,005	$ 1,729	$ 7,303	$ 1,163	$ 10,195

Other Benefits:
U.S. equity securities	$86	$ 222	$ -	$ 308	$ 104	$ 230	$ -	$ 334
Non-U.S. equity securities	79	108	-	187	118	80	-	198
Global equity securities	-	19	-	19	18	29	-	47
Absolute return	-	-	47	47	-	-	47	47
Real assets	31	-	6	37	-	-	-	-
Fixed-income securities:
U.S. government	199	-	-	199	73	14	-	87
Corporate	-	681	1	682	8	457	129	594
Other	1	44	-	45	3	21	10	34
Cash equivalents	-	-	-	-	13	-	-	13

Total	$ 396	$ 1,074	$ 54	$ 1,524	$ 337	$ 831	$ 186	$ 1,354

Other (1)				(45)				38

Total plan assets at fair value				$ 12,484				$ 11,587

(1)	Balances include the impact of administrative trust net assets (liabilities), and deferred tax liability on the unrealized gain from investments for Pension and Other Benefits.

Valuation Techniques

The following describes the valuation techniques used to measure the fair value of the assets and liabilities shown in the table above.

Equity Securities

The U.S. equity securities, non-U.S. equity securities, and global equity categories include equity investments in common stock and commingled funds comprised of equity across multiple industries and regions of the world. Equity investments in common stock are actively traded on public exchanges and are therefore considered Level 1 assets. These equity investments are generally valued based on unadjusted prices in active markets for identical securities. Commingled funds are maintained by investment companies for large institutional investors and are not publicly traded. Commingled funds are comprised primarily of underlying equity securities that are publicly traded on exchanges, and price quotes for the assets held by these funds are readily observable and available. Commingled funds are categorized as Level 2 assets.

Absolute Return

The absolute return category includes portfolios of hedge funds that are valued based on a variety of proprietary and non-proprietary valuation methods, including unadjusted prices for publicly-traded securities in active markets. Hedge funds are considered Level 3 assets.

Real Assets

The real asset category includes portfolios of commodities, global real estate investment trusts ("REITS"), global listed infrastructure equities, and private real estate funds. The commodities, global REITS, and global listed infrastructure equities are actively traded on a public exchange and are therefore considered Level 1 assets. Private real estate funds are valued using pricing models and valuation inputs that are unobservable and are considered Level 3 assets.

Fixed-Income

The fixed-income category includes U.S. government securities, corporate securities, and other fixed-income securities.

U.S. government fixed-income primarily consists of U.S. Treasury notes and U.S. government bonds that are valued based on quoted market prices or evaluated pricing data for similar securities adjusted for observable differences. These securities are categorized as Level 1 or Level 2 assets.

Corporate fixed-income primarily includes investment grade bonds of U.S. issuers across multiple industries that are valued based on a compilation of primarily observable information or broker quotes in non-active markets. The fair value of corporate bonds is determined using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads obtained from independent external parties such as vendors and brokers adjusted for any basis difference between cash and derivative instruments. These securities are classified as Level 2 assets. Corporate fixed-income also includes commingled funds comprised of private corporate debt instruments and insurance contracts for deferred annuities. These investments are valued using pricing models and valuation inputs that are unobservable and are considered Level 3 assets.

Other fixed-income primarily includes pass-through and asset-backed securities. Pass-through securities are valued based on benchmark yields created using observable market inputs and are Level 2 assets. Asset-backed securities are primarily valued based on broker quotes and are considered Level 2 assets. Other fixed-income also includes municipal bonds and futures. Municipal bonds are valued based on a compilation of primarily observable information or broker quotes in non-active markets and are considered Level 2 assets. Futures are valued based on unadjusted prices in active markets and are Level 1 assets.

Cash Equivalents

Cash equivalents consist primarily of money markets and commingled funds of short-term securities that are considered Level 1 assets and valued at the net asset value of $1 per unit. The number of units held by the plan fluctuates based on the unadjusted price changes in active markets for the funds' underlying assets.

Transfers Between Levels

PG&E Corporation and the Utility recognize any transfers between levels in the fair value hierarchy as of the end of the reporting period. As shown in the table below, transfers out of Level 3 represent assets that were previously classified as Level 3 for which the lowest significant input became observable during the period. No significant transfers between Levels 1 and 2 occurred in the years ended December 31, 2011 and 2010.

Level 3 Reconciliation

The following table is a reconciliation of changes in the fair value of instruments for pension and other benefit plans that have been classified as Level 3 for the years ended December 31, 2011 and 2010:

	0000000	0000000	0000000	0000000	0000000	0000000	0000000	0000000	0000000
	Pension Benefits				Other Benefits
(in millions)	Absolute return	Corporate fixed- income	Other fixed- income	Total	Absolute return	Corporate fixed- income	Other fixed- income	Real assets	Total
Balance as of January 1, 2010	$ 340	$ 531	$ 190	$ 1,061	$ 32	$ 124	$ 17	$ -	$ 173
Actual return on plan assets:
Relating to assets still held at the reporting date	44	52	5	101	4	15	-	-	19
Relating to assets sold during the period	5	5	5	15	1	(2)	-	-	(1)
Purchases, issuances, sales, and settlements	105	(39)	(80)	(14)	10	(8)	(7)	-	(5)

Balance as of December 31, 2010	$ 494	$ 549	$ 120	$ 1,163	$ 47	$ 129	$ 10	$ -	$ 186

Actual return on plan assets:
Relating to assets still held at the reporting date	5	57	(2)	60	1	16	-	-	17
Relating to assets sold during the period	2	-	1	3	-	(2)	-	-	(2)
Purchases, issuances, sales, and settlements:
Purchases	-	79	2	81	-	34	-	6	40
Settlements	(14)	(35)	(58)	(107)	(1)	(30)	(5)	-	(36)
Transfers out of Level 3	-	-	(63)	(63)	-	(146)	(5)	-	(151)

Balance as of December 31, 2011	$ 487	$ 650	$ -	$ 1,137	$ 47	$ 1	$ -	$ 6	$ 54

Cash Flow Information

Employer Contributions

PG&E Corporation and the Utility contributed $230 million to the pension benefit plans and $137 million to the other benefit plans in 2011. These contributions are consistent with PG&E Corporation's and the Utility's funding policy, which is to contribute amounts that are tax-deductible and consistent with applicable regulatory decisions and federal minimum funding requirements. None of these pension or other benefits were subject to a minimum funding requirement requiring a cash contribution in 2011. The Utility's pension benefits met all the funding requirements under ERISA. PG&E Corporation and the Utility expect to make total contributions of approximately $286 million and $109 million to the pension plan and other postretirement benefit plans, respectively, for 2012.

Benefits Payments and Receipts

As of December 31, 2011, the estimated benefits PG&E Corporation is expected to pay and federal subsidies it is estimated to receive in each of the next five fiscal years, and in aggregate for the five fiscal years thereafter for PG&E Corporation, are as follows:

	Federal Subsidy000000	Federal Subsidy000000	Federal Subsidy000000
	Pension	Other	Federal Subsidy
(in millions)
2012	$ 547	$ 113	$ (6)
2013	587	117	(7)
2014	626	122	(8)
2015	667	127	(8)
2016	707	132	(9)
2017–2021	4,075	733	(58)

There were no material differences between the estimated benefits expected to be paid by PG&E Corporation and paid by the Utility for the years presented above. There were no material differences between the estimated subsidies expected to be received by PG&E Corporation and received by the Utility for the years presented above.

The Medicare Prescription Drug, Improvement, and Modernization Act of 2003 establishes a prescription drug benefit under Medicare ("Medicare Part D") and a tax-exempt federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. PG&E Corporation and the Utility determined that benefits provided to certain participants will be at least actuarially equivalent to Medicare Part D. For the years ended December 31, 2011 and 2010, PG&E Corporation received $4 million and $3 million in federal subsidy receipts, respectively. There was no material difference between PG&E Corporation's and the Utility's Medicare Part D subsidy for 2011 and 2010, respectively.

Defined Contribution Benefit Plans

PG&E Corporation sponsors employee retirement savings plans, including a 401(k) defined contribution savings plan. These plans are qualified under applicable sections of the Code and provide for tax-deferred salary deductions, after-tax employee contributions, and employer contributions. Employer contribution expense reflected in PG&E Corporation's Consolidated Statements of Income was as follows:

(in millions) Year ended December 31,
2011	$65
2010	56
2009	52

There were no material differences between the employer contribution expense for PG&E Corporation and the Utility for the years presented above.

Pacific Gas And Electric Company [Member]
Employee Benefit Plans

NOTE 12: EMPLOYEE BENEFIT PLANS

PG&E Corporation and the Utility provide a non-contributory defined benefit pension plan for eligible employees and retirees (referred to collectively as "pension benefits"), contributory postretirement medical plans for eligible employees and retirees and their eligible dependents, and non-contributory postretirement life insurance plans for eligible employees and retirees (referred to collectively as "other benefits"). PG&E Corporation and the Utility have elected that certain of the trusts underlying these plans be treated under the Code as qualified trusts. If certain conditions are met, PG&E Corporation and the Utility can deduct payments made to the qualified trusts, subject to certain Code limitations. PG&E Corporation and the Utility use a December 31 measurement date for all plans.

PG&E Corporation's and the Utility's funding policy is to contribute tax-deductible amounts, consistent with applicable regulatory decisions and federal minimum funding requirements. Based upon current assumptions and available information, the Utility has not identified any minimum funding requirements related to its pension plans.

Change in Plan Assets, Benefit Obligations, and Funded Status

The following tables show the reconciliation of changes in plan assets, benefit obligations, and the plans' aggregate funded status for pension benefits and other benefits for PG&E Corporation during 2011 and 2010:

Pension Benefits

(in millions)	2011	2010
Change in plan assets:
Fair value of plan assets at January 1	$10,250	$9,330
Actual return on plan assets	1,016	1,235
Company contributions	230	162
Benefits and expenses paid	(503)	(477)

Fair value of plan assets at December 31	$10,993	$10,250

Change in benefit obligation:
Projected benefit obligation at January 1	$12,071	$10,766
Service cost for benefits earned	320	253
Interest cost	660	645
Actuarial loss	1,450	856
Plan amendments	—	(1)
Transitional costs	2	4
Benefits paid	(503)	(452)

Projected benefit obligation at December 31 (1)	$14,000	$12,071

Funded status:
Current liability	$(5)	$(5)
Noncurrent liability	(3,002)	(1,816)

Accrued benefit cost at December 31	$(3,007)	$(1,821)

(1) PG&E Corporation's accumulated benefit obligation was $12,285 million and $10,653 million at December 31, 2011 and 2010, respectively.

Other Benefits

(in millions)	2011	2010
Change in plan assets:
Fair value of plan assets at January 1	$1,337	$1,169
Actual return on plan assets	95	147
Company contributions	137	94
Plan participant contribution	52	49
Benefits and expenses paid	(130)	(122)

Fair value of plan assets at December 31	$1,491	$1,337

Change in benefit obligation:
Benefit obligation at January 1	$1,755	$1,511
Service cost for benefits earned	42	36
Interest cost	91	88
Actuarial loss	63	52
Plan amendments	—	128
Transitional costs	—	1
Benefits paid	(130)	(113)
Federal subsidy on benefits paid	12	3
Plan participant contributions	52	49

Benefit obligation at December 31	$1,885	$1,755

Funded status:
Noncurrent liability	$(394)	$(418)

Accrued benefit cost at December 31	$(394)	$(418)

There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

On February 16, 2010, the Utility amended its contributory postretirement medical plans for retirees to provide for additional employer contributions towards retiree premiums. The plan amendment was accounted for as a plan modification that required re-measurement of the accumulated benefit obligation, plan assets, and periodic benefit costs. The inputs and assumptions used in re-measurement did not change significantly from December 31, 2009 and did not have a material impact on the funded status of the plans. The re-measurement of the accumulated benefit obligation and plan assets resulted in an increase to other postretirement benefits and a decrease to other comprehensive income of $148 million. The impact to net periodic benefit cost was not material.

Components of Net Periodic Benefit Cost

Net periodic benefit cost as reflected in PG&E Corporation's Consolidated Statements of Income for the year ended December 31, 2011, 2010, and 2009 is as follows:

Pension Benefits

(in millions)	2011	2010	2009
Service cost for benefits earned	$320	$279	$259
Interest cost	660	645	624
Expected return on plan assets	(669)	(624)	(579)
Amortization of prior service cost	34	53	53
Amortization of unrecognized loss	50	44	101

Net periodic benefit cost	395	397	458

Less: transfer to regulatory account (1)	(139)	(233)	(294)

Total	$256	$164	$164

(1) The Utility recorded $139 million, $233 million, and $295 million for the years ended December 31, 2011, 2010, and 2009, respectively, to a regulatory account as the amounts are probable of recovery from customers in future rates.

Other Benefits

	0000000000	0000000000	0000000000
(in millions)	2011	2010	2009
Service cost for benefits earned	$ 42	$ 36	$ 30
Interest cost	91	88	87
Expected return on plan assets	(82)	(74)	(68)
Amortization of transition obligation	26	26	26
Amortization of prior service cost	27	25	16
Amortization of unrecognized loss (gain)	4	3	3

Net periodic benefit cost	$ 108	$ 104	$ 94

There was no material difference between PG&E Corporation and the Utility for the information disclosed above.

Components of Accumulated Other Comprehensive Income

PG&E Corporation and the Utility record the net periodic benefit cost for pension benefits and other benefits as a component of accumulated other comprehensive income, net of tax. Net periodic benefit cost is composed of unrecognized prior service costs, unrecognized gains and losses, and unrecognized net transition obligations as components of accumulated other comprehensive income, net of tax. (See Note 2 above.)

Regulatory adjustments are recorded in the Consolidated Statements of Income and Consolidated Balance Sheets to reflect the difference between pension expense or income calculated in accordance with GAAP for accounting purposes and pension expense or income for ratemaking, which is based on a funding approach. A regulatory adjustment is also recorded for the amounts that would otherwise be charged to accumulated other comprehensive income for the pension benefits related to the Utility's defined benefit pension plan. The Utility would record a regulatory liability for a portion of the credit balance in accumulated other comprehensive income, should the other benefits be in an overfunded position. However, this recovery mechanism does not allow the Utility to record a regulatory asset for an underfunded position related to other benefits. Therefore, the charge remains in accumulated other comprehensive income (loss) for other benefits.

The estimated amounts that will be amortized into net periodic benefit cost for PG&E Corporation in 2012 are as follows:

Pension Benefits

0000000000
(in millions)
Unrecognized prior service cost	$ 19
Unrecognized net loss	125

Total	$ 144

Other Benefits

000000000
(in millions)
Unrecognized prior service cost	$ 25
Unrecognized net loss	6
Unrecognized net transition obligation	24

Total	$ 55

There were no material differences between the estimated amounts that will be amortized into net period benefit costs for PG&E Corporation and the Utility.

Valuation Assumptions

The following actuarial assumptions were used in determining the projected benefit obligations and the net periodic cost. The following weighted average year-end assumptions were used in determining the plans' projected benefit obligations and net benefit cost.

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
	Pension Benefits			Other Benefits
	December 31,			December 31,
	2011	2010	2009	2011	2010	2009
Discount rate	4.66%	5.42%	5.97%	4.41–4.77%	5.11–5.56%	5.66–6.09%
Average rate of future compensation increases	5.00%	5.00%	5.00%	-	-	-
Expected return on plan assets	5.50%	6.60%	6.80%	4.40–5.50%	5.20–6.60%	5.80–6.90%

The assumed health care cost trend rate as of December 31, 2011 is 8%, decreasing gradually to an ultimate trend rate in 2018 and beyond of approximately 5%. A one-percentage-point change in assumed health care cost trend rate would have the following effects:

(in millions)	One- Percentage- Point Increase	One- Percentage- Point Decrease
Effect on postretirement benefit obligation	$ 95	$ (98)
Effect on service and interest cost	7	(8)

Expected rates of return on plan assets were developed by determining projected stock and bond returns and then applying these returns to the target asset allocations of the employee benefit plan trusts, resulting in a weighted average rate of return on plan assets. Returns on fixed-income debt investments were projected based on real maturity and credit spreads added to a long-term inflation rate. Returns on equity investments were estimated based on estimates of dividend yield and real earnings growth added to a long-term inflation rate. For the pension plan, the assumed return of 5.5% compares to a ten-year actual return of 7.6%. The rate used to discount pension benefits and other benefits was based on a yield curve developed from market data of over approximately 530 Aa-grade non-callable bonds at December 31, 2011. This yield curve has discount rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other benefit obligations were matched to the corresponding rates on the yield curve to derive a weighted average discount rate.

The difference between actual and expected return on plan assets is included in unrecognized gain (loss), and is considered in the determination of future net periodic benefit income (cost). The actual return on plan assets in 2010 was in line with the expectations. The actual return on plan assets in 2011 exceeded expectations due to a higher than expected return on fixed-income debt investments.

Investment Policies and Strategies

The financial position of PG&E Corporation's and the Utility's funded employee benefit plans is driven by the relationship between plan assets and liabilities. As noted above, the funded status is the difference between the fair value of plan assets and projected benefit obligations. Volatility in funded status occurs when asset values change differently from liability values and can result in fluctuations in costs for financial reporting, as well as the amount of minimum contributions required under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). PG&E Corporation's and the Utility's investment policies and strategies are designed to increase the ratio of trust assets to plan liabilities at an acceptable level of funded status volatility.

Interest rate, credit, and equity risk are the key determinants of PG&E Corporation's and the Utility's funded status volatility. In addition to affecting the trust's fixed-income portfolio market values, interest rate changes also influence liability valuations as discount rates move with current bond yields. To manage this risk, PG&E Corporation's and the Utility's trusts hold significant allocations to fixed-income investments that include U.S. government securities, corporate securities, interest rate swaps, and other fixed-income securities. Although they contribute to funded status volatility, equity investments are held to reduce long-term funding costs due to their higher expected return. The equity investment allocation is implemented through portfolios that include common stock and commingled funds across multiple industry sectors. Private real estate, real assets, and absolute return investments, which include hedge fund portfolios, are held to diversify the plan's holdings in equity and fixed-income investments by exhibiting returns with low correlation to the direction of these markets.

Over the last three years, target allocations for equity investments have generally declined in favor of longer-maturity fixed-income investments and real assets as a means of dampening future funded status volatility. Historically, the equity investment allocation was implemented through diversified U.S. equity, non-U.S. equity, and global portfolios. In 2011, the equity allocation began transitioning to a combined global allocation. In 2012, the U.S. equity and non-U.S. equity allocations will be eliminated.

PG&E Corporation and the Utility apply a risk management framework for managing the risks associated with employee benefit plan trust assets. The guiding principles of this risk management framework are the clear articulation of roles and responsibilities, appropriate delegation of authority, and proper accountability and documentation. Trust investment policies and investment manager guidelines include provisions to ensure prudent diversification, manage risk through appropriate use of physical direct asset holdings and derivative securities, and identify permitted and prohibited investments.

The target asset allocation percentages for major categories of trust assets for pension and other benefit plans at December 31, 2012, 2011, and 2010 are as follows:

	0000000000	0000000000	0000000000	0000000000	0000000000	0000000000
	Pension Benefits			Other Benefits
	2012	2011	2010	2012	2011	2010
Global equity securities	35%	5%	5%	38%	3%	3%
U.S. equity securities	-%	26%	26%	-%	28%	26%
Non-U.S. equity securities	-%	14%	14%	-%	15%	13%
Absolute return	5%	5%	5%	4%	4%	3%
Private real estate securities	5%	-%	-%	4%	-%	-%
Real assets	5%	-%	-%	4%	-%	-%
Extended fixed-income securities	3%	-%	-%	-%	-%	-%
Fixed-income securities	47%	50%	50%	50%	50%	54%
Cash equivalents	-%	-%	-%	-%	-%	1%

Total	100%	100%	100%	100%	100%	100%

Fair Value Measurements

The following tables present the fair value of plan assets for pension and other benefits plans by major asset category at December 31, 2011 and 2010.

	000000	000000	000000	000000	000000	000000	000000	000000
	Fair Value Measurements
	At December 31,
	2011				2010
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Pension Benefits:
U.S. equity securities	$ 244	$ 2,161	$ -	$ 2,405	$ 328	$ 2,482	$ -	$ 2,810
Non-U.S. equity securities	220	1,363	-	1,583	356	1,111	-	1,467
Global equity securities	-	197	-	197	177	360	-	537
Absolute return	-	-	487	487	-	-	494	494
Real assets	326	-	-	326	-	-	-	-
Fixed-income securities:
U.S. government	1,411	115	-	1,526	790	233	-	1,023
Corporate	2	3,083	650	3,735	6	2,724	549	3,279
Other	1	745	-	746	52	393	120	565
Cash equivalents	-	-	-	-	20	-	-	20

Total	$ 2,204	$ 7,664	$ 1,137	$ 11,005	$ 1,729	$ 7,303	$ 1,163	$ 10,195

Other Benefits:
U.S. equity securities	$86	$ 222	$ -	$ 308	$ 104	$ 230	$ -	$ 334
Non-U.S. equity securities	79	108	-	187	118	80	-	198
Global equity securities	-	19	-	19	18	29	-	47
Absolute return	-	-	47	47	-	-	47	47
Real assets	31	-	6	37	-	-	-	-
Fixed-income securities:
U.S. government	199	-	-	199	73	14	-	87
Corporate	-	681	1	682	8	457	129	594
Other	1	44	-	45	3	21	10	34
Cash equivalents	-	-	-	-	13	-	-	13

Total	$ 396	$ 1,074	$ 54	$ 1,524	$ 337	$ 831	$ 186	$ 1,354

Other (1)				(45)				38

Total plan assets at fair value				$ 12,484				$ 11,587

(1)	Balances include the impact of administrative trust net assets (liabilities), and deferred tax liability on the unrealized gain from investments for Pension and Other Benefits.

Valuation Techniques

The following describes the valuation techniques used to measure the fair value of the assets and liabilities shown in the table above.

Equity Securities

The U.S. equity securities, non-U.S. equity securities, and global equity categories include equity investments in common stock and commingled funds comprised of equity across multiple industries and regions of the world. Equity investments in common stock are actively traded on public exchanges and are therefore considered Level 1 assets. These equity investments are generally valued based on unadjusted prices in active markets for identical securities. Commingled funds are maintained by investment companies for large institutional investors and are not publicly traded. Commingled funds are comprised primarily of underlying equity securities that are publicly traded on exchanges, and price quotes for the assets held by these funds are readily observable and available. Commingled funds are categorized as Level 2 assets.

Absolute Return

The absolute return category includes portfolios of hedge funds that are valued based on a variety of proprietary and non-proprietary valuation methods, including unadjusted prices for publicly-traded securities in active markets. Hedge funds are considered Level 3 assets.

Real Assets

The real asset category includes portfolios of commodities, global real estate investment trusts ("REITS"), global listed infrastructure equities, and private real estate funds. The commodities, global REITS, and global listed infrastructure equities are actively traded on a public exchange and are therefore considered Level 1 assets. Private real estate funds are valued using pricing models and valuation inputs that are unobservable and are considered Level 3 assets.

Fixed-Income

The fixed-income category includes U.S. government securities, corporate securities, and other fixed-income securities.

U.S. government fixed-income primarily consists of U.S. Treasury notes and U.S. government bonds that are valued based on quoted market prices or evaluated pricing data for similar securities adjusted for observable differences. These securities are categorized as Level 1 or Level 2 assets.

Corporate fixed-income primarily includes investment grade bonds of U.S. issuers across multiple industries that are valued based on a compilation of primarily observable information or broker quotes in non-active markets. The fair value of corporate bonds is determined using recently executed transactions, market price quotations (where observable), bond spreads or credit default swap spreads obtained from independent external parties such as vendors and brokers adjusted for any basis difference between cash and derivative instruments. These securities are classified as Level 2 assets. Corporate fixed-income also includes commingled funds comprised of private corporate debt instruments and insurance contracts for deferred annuities. These investments are valued using pricing models and valuation inputs that are unobservable and are considered Level 3 assets.

Other fixed-income primarily includes pass-through and asset-backed securities. Pass-through securities are valued based on benchmark yields created using observable market inputs and are Level 2 assets. Asset-backed securities are primarily valued based on broker quotes and are considered Level 2 assets. Other fixed-income also includes municipal bonds and futures. Municipal bonds are valued based on a compilation of primarily observable information or broker quotes in non-active markets and are considered Level 2 assets. Futures are valued based on unadjusted prices in active markets and are Level 1 assets.

Cash Equivalents

Cash equivalents consist primarily of money markets and commingled funds of short-term securities that are considered Level 1 assets and valued at the net asset value of $1 per unit. The number of units held by the plan fluctuates based on the unadjusted price changes in active markets for the funds' underlying assets.

Transfers Between Levels

PG&E Corporation and the Utility recognize any transfers between levels in the fair value hierarchy as of the end of the reporting period. As shown in the table below, transfers out of Level 3 represent assets that were previously classified as Level 3 for which the lowest significant input became observable during the period. No significant transfers between Levels 1 and 2 occurred in the years ended December 31, 2011 and 2010.

Level 3 Reconciliation

The following table is a reconciliation of changes in the fair value of instruments for pension and other benefit plans that have been classified as Level 3 for the years ended December 31, 2011 and 2010:

	0000000	0000000	0000000	0000000	0000000	0000000	0000000	0000000	0000000
	Pension Benefits				Other Benefits
(in millions)	Absolute return	Corporate fixed- income	Other fixed- income	Total	Absolute return	Corporate fixed- income	Other fixed- income	Real assets	Total
Balance as of January 1, 2010	$ 340	$ 531	$ 190	$ 1,061	$ 32	$ 124	$ 17	$ -	$ 173
Actual return on plan assets:
Relating to assets still held at the reporting date	44	52	5	101	4	15	-	-	19
Relating to assets sold during the period	5	5	5	15	1	(2)	-	-	(1)
Purchases, issuances, sales, and settlements	105	(39)	(80)	(14)	10	(8)	(7)	-	(5)

Balance as of December 31, 2010	$ 494	$ 549	$ 120	$ 1,163	$ 47	$ 129	$ 10	$ -	$ 186

Actual return on plan assets:
Relating to assets still held at the reporting date	5	57	(2)	60	1	16	-	-	17
Relating to assets sold during the period	2	-	1	3	-	(2)	-	-	(2)
Purchases, issuances, sales, and settlements:
Purchases	-	79	2	81	-	34	-	6	40
Settlements	(14)	(35)	(58)	(107)	(1)	(30)	(5)	-	(36)
Transfers out of Level 3	-	-	(63)	(63)	-	(146)	(5)	-	(151)

Balance as of December 31, 2011	$ 487	$ 650	$ -	$ 1,137	$ 47	$ 1	$ -	$ 6	$ 54

Cash Flow Information

Employer Contributions

PG&E Corporation and the Utility contributed $230 million to the pension benefit plans and $137 million to the other benefit plans in 2011. These contributions are consistent with PG&E Corporation's and the Utility's funding policy, which is to contribute amounts that are tax-deductible and consistent with applicable regulatory decisions and federal minimum funding requirements. None of these pension or other benefits were subject to a minimum funding requirement requiring a cash contribution in 2011. The Utility's pension benefits met all the funding requirements under ERISA. PG&E Corporation and the Utility expect to make total contributions of approximately $286 million and $109 million to the pension plan and other postretirement benefit plans, respectively, for 2012.

Benefits Payments and Receipts

As of December 31, 2011, the estimated benefits PG&E Corporation is expected to pay and federal subsidies it is estimated to receive in each of the next five fiscal years, and in aggregate for the five fiscal years thereafter for PG&E Corporation, are as follows:

	Federal Subsidy000000	Federal Subsidy000000	Federal Subsidy000000
	Pension	Other	Federal Subsidy
(in millions)
2012	$ 547	$ 113	$ (6)
2013	587	117	(7)
2014	626	122	(8)
2015	667	127	(8)
2016	707	132	(9)
2017–2021	4,075	733	(58)

There were no material differences between the estimated benefits expected to be paid by PG&E Corporation and paid by the Utility for the years presented above. There were no material differences between the estimated subsidies expected to be received by PG&E Corporation and received by the Utility for the years presented above.

The Medicare Prescription Drug, Improvement, and Modernization Act of 2003 establishes a prescription drug benefit under Medicare ("Medicare Part D") and a tax-exempt federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. PG&E Corporation and the Utility determined that benefits provided to certain participants will be at least actuarially equivalent to Medicare Part D. For the years ended December 31, 2011 and 2010, PG&E Corporation received $4 million and $3 million in federal subsidy receipts, respectively. There was no material difference between PG&E Corporation's and the Utility's Medicare Part D subsidy for 2011 and 2010, respectively.

Defined Contribution Benefit Plans

PG&E Corporation sponsors employee retirement savings plans, including a 401(k) defined contribution savings plan. These plans are qualified under applicable sections of the Code and provide for tax-deferred salary deductions, after-tax employee contributions, and employer contributions. Employer contribution expense reflected in PG&E Corporation's Consolidated Statements of Income was as follows:

(in millions) Year ended December 31,
2011	$65
2010	56
2009	52

There were no material differences between the employer contribution expense for PG&E Corporation and the Utility for the years presented above.